Provision (Tables)	12 Months Ended
Dec. 31, 2017
Provisions
Schedule of details of provisions

	Thousands of Euros
	31/12/2017	31/12/2016
Non-current provisions (a)
Provisions for pensions and similar obligations	4,742	4,195
Other provisions	1,021	923

Non-current provisions	5,763	5,118

	Thousands of Euros
	31/12/2017	31/12/2016
Current provisions (b)
Trade provisions	106,995	89,588

Current provisions	106,995	89,588

Schedule of movement in provisions

Non-current provisions

	Thousand s of Euros
	Balance at 31/12/2014	Net Charge	Cancellations	Reclassifications	Translation differences	Balance at 31/12/2015
Non-current provisions	6,953	376	(1,598)	(600)	(151)	4,980

	6,953	376	(1,598)	(600)	(151)	4,980

	Thousands of Euros
	Balance at 31/12/2015	Net Charge	Cancellations	Reclassifications	Translation differences	Balance at 31/12/2016
Non-current provisions	4,980	(399)	(281)	814	4	5,118

	4,980	(399)	(281)	814	4	5,118

	Thousands of Euros
	Balance at 31/12/2016	Business Combination	Net Charge	Cancellations	Reclassifications	Translation differences	Balance at 31/12/2017
Non-current provisions	5,118	23	422	(23)	290	(67)	5,763

	5,118	23	422	(23)	290	(67)	5,763

Current provisions

	Thousands of Euros
	Balance at 31/12/2014	Net Charge	Cancellations	Reclasifications	Translation differences	Balance at 31/12/2015
Trade provisions	115,985	(2,562)	(6,123)	492	15,257	123,049

	115,985	(2,562)	(6,123)	492	15,257	123,049

	Thousands of Euros
	Balance at 31/12/2015	Net Charge	Cancellations	Translation differences	Balance at 31/12/2016
Trade provisions	123,049	(28,481)	(6,417)	1,437	89,588

	123,049	(28,481)	(6,417)	1,437	89,588

	Thousands of Euros
	Balance at 31/12/2016	Business combination	Net Charge	Cancellations	Reclasifications	Translation differences	Balance at 31/12/2017
Trade provisions	89,588	41,841	(4,812)	(2,886)	(2,600)	(14,136)	106,995

	89,588	41,841	(4,812)	(2,886)	(2,600)	(14,136)	106,995

		(See note 3(a))